UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund, Inc.

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 38.6%
Brazil - 12.1%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/16	BRL	125,335	$41,852,525
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17		9,578	3,427,653

			45,280,178

Mexico - 1.8%
Mexican Bonos
Series M
6.50%, 6/09/22	MXN	95,650	6,934,359

Portugal - 1.7%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	668	839,622
4.35%, 10/16/17 (a)		1,902	2,350,141
4.75%, 6/14/19 (a)		2,590	3,338,604

			6,528,367

United Kingdom - 0.4%
United Kingdom Gilt
3.25%, 1/22/44 (a)	GBP	802	1,521,610

United States - 22.6%
U.S. Treasury Bonds
3.00%, 11/15/44	U.S.$	6,540	7,588,440
3.125%, 8/15/44		5,691	6,753,143
3.625%, 2/15/44		1,543	1,997,221
3.75%, 11/15/43		5,289	6,991,925
U.S. Treasury Notes
0.25%, 12/31/15 (b)(c)		30,959	30,979,757
0.375%, 4/30/16		6,449	6,457,364
0.50%, 7/31/16		118	118,414
1.50%, 12/31/18 (b)(c)		7,638	7,777,834
2.25%, 11/15/24		5,875	6,176,094
2.375%, 8/15/24		1,189	1,262,410
2.50%, 8/15/23 (b)(c)		6,410	6,868,427
2.75%, 2/15/24		1,683	1,841,330

			84,812,359

Total Governments - Treasuries (cost $142,992,667)			145,076,873

INFLATION-LINKED SECURITIES - 10.4%
United States - 10.4%
U.S. Treasury Inflation Index
0.125%, 4/15/18 (TIPS) (b)(c)		9,706	9,866,512
0.125%, 4/15/19 (TIPS)		6,796	6,912,325
0.625%, 1/15/24-2/15/43 (TIPS)		12,809	13,435,060
1.375%, 2/15/44 (TIPS)		1,254	1,541,194
1.625%, 1/15/18 (TIPS)		3,859	4,109,071
3.375%, 4/15/32 (TIPS)		2,147	3,209,112

Total Inflation-Linked Securities (cost $38,007,912)			39,073,274

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 9.7%
Financial Institutions - 7.0%
Banking - 6.8%
Ally Financial, Inc.
2.75%, 1/30/17	U.S.$	720	$716,400
BNP Paribas SA
5.186%, 6/29/15 (a)(d)		853	857,265
Credit Suisse AG/Guernsey
5.86%, 5/15/17 (d)		8,000	8,363,608
Deutsche Bank Capital Funding Trust I
3.227%, 3/30/15 (a)(d)(e)		7,500	7,125,000
Dresdner Bank AG/New York NY
7.25%, 9/15/15		1,860	1,920,372
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	2,279	2,593,304
National Westminster Bank PLC
2.228%, 4/05/15 (d)(e)		200	210,519
Societe Generale SA
1.006%, 4/05/17 (a)(d)(e)	U.S.$	4,000	3,680,000

			25,466,468

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10-1/12/12(f)		875	126,875

Insurance - 0.2%
ING Groep NV
5.775%, 12/08/15 (d)		835	847,525

			26,440,868

Industrial - 2.3%
Basic - 0.1%
ArcelorMittal
6.125%, 6/01/18		225	239,063

Capital Goods - 0.1%
Case New Holland Industrial, Inc.
7.875%, 12/01/17		128	140,928

Communications - Media - 0.2%
Radio One, Inc.
9.25%, 2/15/20 (a)		905	831,469

Communications - Telecommunications - 0.1%
Sunrise Communications International SA
7.00%, 12/31/17 (a)	EUR	100	117,124
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	275	264,580
Windstream Corp.
7.875%, 11/01/17		55	59,331

			441,035

	Principal
	Amount
	(000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
Rhino Bondco S.P.A
7.25%, 11/15/20 (a)	EUR	670	$779,964
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		650	775,459

			1,555,423

Consumer Cyclical - Retailers - 0.2%
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(g)	U.S.$	975	823,875

Consumer Non-Cyclical - 0.5%
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	610	784,640
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 2/01/25 (a)	U.S.$	1,026	1,048,444
HCA, Inc.
7.58%, 9/15/25		65	71,825

			1,904,909

Energy - 0.4%
Golden Energy Offshore Services AS
8.90%, 5/28/17 (e)(h)	NOK	7,876	958,287
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)	U.S.$	25	22,750
Paragon Offshore PLC
6.75%, 7/15/22 (a)		488	234,240
7.25%, 8/15/24 (a)		812	389,760

			1,605,037

Services - 0.3%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		870	930,900

			8,472,639

Utility - 0.4%
Electric - 0.4%
PPL Energy Supply LLC
6.50%, 5/01/18		180	191,358
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		1,543	1,496,710

			1,688,068

Total Corporates - Non-Investment Grade (cost $38,607,021)			36,601,575

CORPORATES - INVESTMENT GRADE - 6.7%
Financial Institutions - 5.5%
Banking - 3.0%
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20		165	194,438

	Principal
	Amount
	(000)		U.S. $ Value
Lloyds Bank PLC
6.50%, 9/14/20 (a)	U.S.$	8,200	$9,754,974
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	139,840
Morgan Stanley
Series G
5.50%, 7/24/20		175	201,391
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	90,240
Nordea Bank AB
8.375%, 3/25/15 (a)(d)		817	824,312
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	127,532
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	195	208,521

			11,541,248

Brokerage - 0.0%
Jefferies Group LLC
6.875%, 4/15/21		70	80,207

Finance - 1.9%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		7,000	7,095,200

Insurance - 0.6%
Aetna, Inc.
6.75%, 12/15/37		257	362,933
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	205,346
Anthem, Inc.
7.00%, 2/15/19		45	53,803
Chubb Corp. (The)
6.375%, 3/29/67		705	756,112
CIGNA Corp.
5.125%, 6/15/20		90	102,411
Humana, Inc.
6.30%, 8/01/18		25	28,660
7.20%, 6/15/18		180	210,890
Lincoln National Corp.
8.75%, 7/01/19		47	59,828
Markel Corp.
7.125%, 9/30/19		60	72,117
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	274,670
WellPoint, Inc.
5.875%, 6/15/17		20	22,005

			2,148,775

			20,865,430

Industrial - 0.9%
Basic - 0.1%
Lubrizol Corp.
8.875%, 2/01/19		155	196,155

	Principal Amount (000)		U.S. $ Value
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	204	$280,783

			476,938

Capital Goods - 0.1%
Republic Services, Inc.
5.25%, 11/15/21		200	232,322
Tyco International Finance SA
8.50%, 1/15/19		150	185,625

			417,947

Communications - Media - 0.1%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	232,465

Communications - Telecommunications - 0.1%
American Tower Corp.
5.05%, 9/01/20		140	155,530
British Telecommunications PLC
8.50%, 12/07/16 (a)	GBP	100	170,230

			325,760

Consumer Cyclical - Retailers - 0.1%
Nordstrom, Inc.
6.25%, 1/15/18	U.S.$	180	204,325

Consumer Non-Cyclical - 0.1%
Altria Group, Inc.
9.25%, 8/06/19		34	44,328
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	156,894

			201,222

Energy - 0.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	36,361
Energy Transfer Partners LP
6.125%, 2/15/17		225	243,376
EQT Corp.
8.125%, 6/01/19		35	42,331
Hess Corp.
8.125%, 2/15/19		35	41,774
Noble Energy, Inc.
8.25%, 3/01/19		153	185,019
Noble Holding International Ltd.
4.90%, 8/01/20		15	13,660
Spectra Energy Capital LLC
8.00%, 10/01/19		170	209,212

			771,733

Technology - 0.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	31,089
Motorola Solutions, Inc.
7.50%, 5/15/25		181	229,056

			260,145

	Principal
	Amount
	(000)		U.S. $ Value
Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.75%, 12/15/16	U.S.$	70	$75,735

Transportation - Railroads - 0.0%
CSX Corp.
7.375%, 2/01/19		149	180,912

Transportation - Services - 0.0%
Ryder System, Inc.
7.20%, 9/01/15		71	73,664

			3,220,846

Utility - 0.3%
Electric - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	205,582
TECO Finance, Inc.
5.15%, 3/15/20		55	62,446

			268,028

Natural Gas - 0.2%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	865,003

			1,133,031

Total Corporates - Investment Grade (cost $24,155,275)			25,219,307

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Non-Agency Fixed Rate - 2.9%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		906	836,547
Series 2005-J14, Class A7
5.50%, 12/25/35		492	437,087
Series 2006-J1, Class 1A11
5.50%, 2/25/36		907	816,907
CHL Mortgage Pass-Through
Series 2006-6, Class A1
6.00%, 4/25/36		817	790,737
Series 2006-9, Class A2
6.00%, 5/25/36		1,060	977,357
Series 2007-4, Class 1A39
6.00%, 5/25/37		654	588,777
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		404	354,004
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A11
5.75%, 6/25/36		710	652,180
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		874	777,226

	Principal
	Amount
	(000)		U.S. $ Value
Morgan Stanley Mortgage Loan
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47	U.S.$	1,099	$842,153
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.538%, 9/25/35		522	444,775
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-4, Class 3A1
6.144%, 5/25/36		597	430,960
Wells Fargo Mortgage Backed Securities
Series 2007-8, Class 2A6
6.00%, 7/25/37		557	550,267
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		816	799,641
Series 2007-10, Class 1A7
6.00%, 7/25/37		742	728,977
Series 2007-2, Class 1A18
5.75%, 3/25/37		785	757,240

			10,784,835

GSE Risk Share Floating Rate - 1.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.168%, 8/25/24 (e)		3,720	3,616,252
Federal National Mortgage Association
Series 2014-C03, Class 1M2
3.168%, 7/25/24 (e)		950	851,492
Series 2014-C04, Class 1M2
5.068%, 11/25/24 (e)		1,850	1,886,794

			6,354,538

Non-Agency Floating Rate - 0.7%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.348%, 4/25/47 (a)(e)		653	481,908
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.358%, 12/25/36 (e)		751	453,459
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.114%, 3/25/36 (e)		293	236,886
Luminent Mortgage Trust 2006-5
Series 2006-5, Class A1A
0.358%, 7/25/36 (e)		611	429,888
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.358%, 9/25/46 (e)		501	425,356

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1
0.318%, 2/25/47 (e)	U.S.$	735	$417,722
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A1
0.818%, 12/25/35 (e)		37	27,017
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-10, Class 2A3
1.068%, 11/25/35 (e)		501	371,378

			2,843,614

Total Collateralized Mortgage Obligations (cost $20,355,991)			19,982,987

	Shares
INVESTMENT COMPANIES - 4.1%
Funds and Investment Trusts - 4.1%
BlackRock Municipal Target Term Trust		185,200	3,998,468
Eaton Vance Municipal Bond Fund		270,790	3,612,339
Invesco Municipal Opportunity Trust		191,800	2,564,366
Invesco Municipal Trust		184,928	2,453,995
Invesco Trust for Investment Grade Municipals		187,881	2,605,909
Resolute Forest Products Inc. (f)		48	816

Total Investment Companies (cost $13,578,836)			15,235,893

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.6%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.591%, 6/10/49	U.S.$	490	511,792
Series 2007-5, Class AM
5.772%, 2/10/51		343	365,044
Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.226%, 7/15/44		2,330	2,386,645
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.459%, 7/10/44 (a)		600	596,205
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		555	582,127
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.524%, 4/10/38		420	431,323
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.158%, 4/15/41		237	207,929

	Principal Amount (000)		U.S. $ Value
ML-CFC Commercial Mortgage Trust
Series 2006-1, Class AJ
5.566%, 2/12/39	U.S.$	425	$437,510
Series 2006-4, Class AJ
5.239%, 12/12/49		545	550,042

Total Commercial Mortgage-Backed Securities (cost $6,002,858)			6,068,617

	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.7%
Options on Indices - 0.7%
CBOE Volatility Index
Expiration: Feb 2015, Exercise Price: $ 20.00 (f)(i)		2,070	584,775
CBOE Volatility Index
Expiration: Feb 2015, Exercise Price: $ 21.00 (f)(i)		440	108,900
CBOE Volatility Index
Expiration: Feb 2015, Exercise Price: $ 30.00 (f)(i)		380	25,650
CBOE Volatility Index
Expiration: May 2015, Exercise Price: $ 19.00 (f)(i)		2,295	849,150
S&P 500 Index
Expiration: Feb 2015, Exercise Price: $ 2,105.00 (f)(i)		37	3,515
S&P 500 Index
Expiration: Jun 2015, Exercise Price: $ 2,000.00 (f)(i)		99	761,805
S&P 500 Index
Expiration: Mar 2015, Exercise Price: $ 2,065.00 (f)(i)		48	77,760
Euro STOXX 50 Volatility Index
Expiration: Feb 2015, Exercise Price: EUR 25.00 (f)		14,400	32,300
Euro STOXX 50 Volatility Index
Expiration: Feb 2015, Exercise Price: EUR 30.00 (f)		25,000	22,585
Euro STOXX 50 Volatility Index
Expiration: Feb 2015, Exercise Price: EUR 30.00 (f)		30,000	27,101

			2,493,541

Options on Forward Contracts - 0.0%
JPY/USD
Expiration: Feb 2015, Exercise Price: JPY 117.89 (f)		7,590,000	19,711

Company	Contracts		U.S. $ Value
Options on Funds and Investment Trusts - 0.0%
iShares iBoxx USD High Yield Corporate Bond ETF
Expiration: Mar 2015, Exercise Price: $ 91.00 (f)(i)		816	$36,720
iShares iBoxx USD High Yield Corporate Bond ETF
Expiration: Mar 2015, Exercise Price: $ 92.00 (f)(i)		1,038	20,760

			57,480

Total Options Purchased - Calls (premiums paid $2,813,678)			2,570,732

	Principal Amount (000)		U.S. $ Value
WHOLE LOAN TRUSTS - 0.5%
Performing Asset - 0.5%
Deutsche Bank Mexico SA
6.905%, 10/31/34 (j)(k)(l)	MXN	24,515	1,183,942
Recife Funding - Sec Loan Note
Zero Coupon, 11/05/29 (j)(k)	U.S.$	530	529,841

Total Whole Loan Trusts (cost $1,937,553)			1,713,783

EMERGING MARKETS - SOVEREIGNS - 0.3%
Belarus - 0.3%
Republic of Belarus
8.75%, 8/03/15 (a) (cost $1,404,310)		1,400	1,293,712

EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (h) (cost $758,196)	DOP	27,000	762,731

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21 (cost $507,373)	U.S.$	510	598,985

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Indices - 0.2%
Euro STOXX 50 Price EUR Index
Expiration: Apr 2015, Exercise Price: EUR 3,349 (f)		6,450,174	98,397
S&P 500 Index
Expiration: Feb 2015, Exercise Price: $ 2,000.00 (f)(i)		89	345,765

Company	Contracts		U.S. $ Value
CBOE Volatility Index
Expiration: May 2015, Exercise Price: $ 13.00 (f)(i)		2,295	$22,950

			467,112

Options on Forward Contracts - 0.0%
USD/JPY
Expiration: Feb 2015, Exercise Price: JPY 117.89 (f)		7,590,000	50,345
USD/CNY
Expiration: Mar 2015, Exercise Price: CNY 6.30 (f)		136,300,000	21,477

			71,822

	Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, Citibank NA
Expiration: Feb 2015, Pay 1.63%, Receive 3-month LIBOR (BBA) (f)	U.S.$	6,300	1,352
IRS Swaption, Goldman Sachs International
Expiration: Mar 2015, Pay 1.92%, Receive 3-month LIBOR (BBA) (f)		71,990	34,752

Total Options Purchased - Puts (premiums paid $1,419,680)			575,038

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.1%
Home Equity Loans - Floating Rate - 0.1%
GSAA Trust
Series 2006-5, Class 2A3
0.438%, 3/25/36 (e)	U.S.$	423	288,373

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (h)(j)		3	0

Total Asset-Backed Securities (cost $304,392)			288,373

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (a) (cost $190,546)		190	212,112

	Principal Amount (000)			U.S. $ Value
BANK LOANS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
H.J. Heinz Company
3.50%, 6/05/20 (e)
(cost $196,162)	U.S.$	197		$196,095

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA
Series 1999C
6.60%, 10/01/29
(cost $112,997)		100		122,490

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)
(cost $477,436)		804		32,160

SHORT-TERM INVESTMENTS - 17.0%
Agency Discount Note - 9.4%
Federal Home Loan Bank
Zero Coupon, 2/25/11-4/06/15
(cost $35,296,159)		35,300		35,299,087

	Shares
Investment Companies - 3.3%
AB Fixed-Income Shares, Inc. - Government STIF
Portfolio, 0.09% (m)(n)
(cost $12,553,029)		12,553,029		12,553,029

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 2.4%
Financial Institutions - 2.4%
Banking - 2.4%
Citigroup, Inc.
2.736%, 2/06/15 (a)(e)
(cost $8,250,000)	U.S.$	8,250		9,128,122

GOVERNMENTS - TREASURIES - 1.8%
Mexico - 1.8%
Mexico Cetes
Series BI
Zero Coupon, 7/23/15
(cost $7,238,716)	MXN	1,035,500		6,808,484

Time Deposits - 0.1%
BBH, Grand Cayman
0.10%, 2/02/15	CAD	0	**	0	^
0.169%, 2/02/15	NOK	0	**	1
1.443%, 2/02/15	AUD	0	**	2
2.60%, 2/02/15	NZD	0	**	0	^

	Principal Amount (000)		U.S. $ Value
BTMU, Grand Cayman
0.03%, 2/02/15	U.S.$	239	$238,819
DNB, Oslo
(0.168)%, 2/02/15	EUR	74	84,019
ANZ, London
0.065%, 2/02/15	GBP	62	93,023

Total Time Deposits (cost $416,304)			415,864

Total Short-Term Investments (cost $63,754,208)			64,204,586

Total Investments - 95.8% (cost $357,577,091)(o)			$359,829,323
Other assets less liabilities - 4.2%			15,954,195

Net Assets - 100.0%			$375,783,518

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Stoxx 50 Futures	191	March 2015	$6,805,052	$7,198,236	$393,184
STOXX 600 Bank Futures	261	March 2015	2,655,844	2,732,561	76,717
Sold Contracts
Fed Fund 30day Futures	571	April 2015	237,626,384	237,614,487	11,897
U.S. Long Bond (CBT) Futures	8	March 2015	1,121,000	1,210,250	(89,250)
U.S. T-Note 5 Yr (CBT) Futures	69	March 2015	8,204,195	8,372,719	(168,524)

					$224,024

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	4,096,505	USD	3,786	3/20/15	$46,831
BNP Paribas SA	IDR	44,847,283	USD	3,541	2/27/15	39,975
BNP Paribas SA	CAD	12,385	USD	10,717	3/16/15	975,836
BNP Paribas SA	PHP	27,747	USD	619	3/17/15	(7,628)
BNP Paribas SA	MXN	109,437	USD	7,487	3/23/15	208,269
BNP Paribas SA	AUD	4,374	USD	3,541	4/15/15	151,330
BNP Paribas SA	USD	3,525	IDR	43,985,479	5/26/15	(152,095)
Brown Brothers Harriman & Co.	NOK	7,872	USD	1,154	2/05/15	135,608
Brown Brothers Harriman & Co.	EUR	317	USD	367	2/12/15	8,928
Brown Brothers Harriman & Co.	EUR	19,899	USD	24,678	3/16/15	2,183,702
Brown Brothers Harriman & Co.	USD	7,364	EUR	5,879	3/18/15	(718,293)
Brown Brothers Harriman & Co.	USD	371	JPY	44,047	3/23/15	3,944

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	GBP	2,678	USD	4,061	4/15/15	$29,433
Brown Brothers Harriman & Co.	USD	8,039	EUR	6,819	4/15/15	(329,015)
Brown Brothers Harriman & Co.	EUR	1,008	USD	1,194	4/22/15	53,351
Brown Brothers Harriman & Co.	USD	86	EUR	74	4/22/15	(2,244)
Brown Brothers Harriman & Co.	USD	369	EUR	327	4/22/15	1,094
Brown Brothers Harriman & Co.	USD	101	GBP	67	4/22/15	(346)
Brown Brothers Harriman & Co.	USD	101	JPY	11,854	4/22/15	277
Citibank, NA	USD	3,093	EUR	2,666	4/15/15	(78,243)
Citibank, NA	MXN	103,550	USD	7,215	7/23/15	380,515
Deutsche Bank AG	GBP	3,377	USD	5,281	3/23/15	196,204
Deutsche Bank AG	USD	5,611	GBP	3,705	4/22/15	(33,708)
Deutsche Bank AG	USD	71,660	CNH	451,992	5/19/15	(620,057)
Deutsche Bank AG	CNH	451,993	USD	71,665	5/20/15	632,202
Goldman Sachs Bank USA	MXN	98,826	USD	6,722	3/17/15	146,471
Goldman Sachs Bank USA	NZD	14,851	USD	11,409	3/23/15	655,902
Goldman Sachs Bank USA	BRL	3,592	USD	1,326	4/22/15	16,098
HSBC Bank USA	BRL	32,200	USD	11,365	1/05/16	465,609
JPMorgan Chase Bank, NA	USD	6,848	CAD	8,191	4/15/15	(408,043)
JPMorgan Chase Bank, NA	GBP	1,866	USD	2,831	4/22/15	21,392
Morgan Stanley Capital Services LLC	EUR	11,801	USD	14,499	3/23/15	1,157,548
Morgan Stanley Capital Services LLC	USD	19,455	BRL	53,749	4/07/15	213,511
Morgan Stanley Capital Services LLC	BRL	97,956	USD	32,904	1/06/16	(243,335)
Royal Bank of Scotland PLC	USD	7,887	IDR	95,616,491	3/02/15	(426,371)
Royal Bank of Scotland PLC	PLN	12,333	USD	3,645	3/16/15	320,411
Royal Bank of Scotland PLC	USD	6,186	MXN	91,436	3/17/15	(102,868)
Royal Bank of Scotland PLC	USD	11,633	NZD	15,216	3/23/15	(615,241)
Royal Bank of Scotland PLC	BRL	53,749	USD	19,693	4/07/15	23,853
Standard Chartered Bank	USD	3,519	IDR	44,679,684	2/27/15	(31,212)
Standard Chartered Bank	USD	621	PHP	27,979	4/15/15	10,207
UBS AG	USD	28	BRL	75	4/15/15	(305)

						$4,309,497

CALL OPTIONS WRITTEN

		Exercise	Expiration	Premiums
Description	Contracts	Price	Month	Received	U.S. $ Value
CBOE Volatility Index (i)	440	$25.00	February 2015	$64,663	$(61,600)
CBOE Volatility Index (i)	1,270	28.00	February 2015	128,336	(120,650)
CBOE Volatility Index (i)	800	28.00	February 2015	82,026	(76,000)
CBOE Volatility Index (i)	2,295	18.00	February 2015	679,232	(940,950)
Utilities Select Sector SPDR (i)	1,582	49.00	February 2015	53,726	(81,473)

				$1,007,983	$(1,280,673)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE Volatility Index (i)	2,295	$14.00	May 2015	$155,972	$(57,375)
iShares iBoxx USD High Yield Corporate Bond ETF (i)	816	80.00	March 2015	44,032	(10,200)
iShares iBoxx USD High Yield Corporate Bond ETF (i)	1,038	83.00	March 2015	76,771	(23,355)
PowerShares Senior Loan Portfolio (i)	7,874	23.00	February 2015	78,437	(39,370)
S&P 500 Index (i)	89	1,925.00	February 2015	171,055	(145,070)
S&P 500 Index (i)	65	2,010.00	March 2015	363,803	(363,803)
S&P 500 Index (i)	48	2,065.00	March 2015	302,254	(445,200)
S&P 500 Index (i)	99	2,000.00	June 2015	934,259	(952,875)

				$2,126,583	$(2,037,248)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
OTC -1 Year Interest Rate Swap	3 Month EURIBOR	Citibank, NA	1.30%	2/23/15	EUR	6,640	$187,182	$(289,303)
OTC -1 Year Interest Rate Swap	3 Month EURIBOR	Citibank, NA	0.96	2/27/15		15,790	170,924	(5,121)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	1.82	2/27/15		$13,780	130,910	(130,910)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.06	3/18/15		174,910	443,003	(57,370)

							$932,019	$(482,704)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - CAD vs. USD	CAD	1.24	2/03/15		$7,590	$46,850	$(3,719)
Put - CAD vs. USD		1.24	2/03/15		7,590	46,849	(189,704)
Put - CNY vs. USD	CNY	6.80	3/03/15	CNY	136,300	64,542	(501)

						$158,241	$(193,924)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)%	0.70%		$5,720	$(87,775)	$4,986
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.70		940	(14,424)	(1,702)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.70		37,580	(576,674)	(7,247)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.70		18,350	(281,586)	(43,279)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.70		177,830	(2,728,846)	(418,163)
iTraxx Europe Crossover Series 20, 5 Year Index, 12/20/18*	(5.00)	1.64	EUR	5,800	(859,293)	(151,831)
iTraxx Europe Crossover Series 22, 12/20/19*	(5.00)	3.23		3,190	(297,278)	(32,476)
iTraxx Europe Senior Financials Series 22, 5 Year Index, 12/20/19*	(1.00)	0.68		10,160	(189,735)	(43,265)
Sale Contracts
Morgan Stanley & Co. LLC/(CME)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.89		$1,921	137,882	92,752
Morgan Stanley & Co. LLC/(NTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.89		1,654	118,764	7,050
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.17		7,999	560,203	55,509
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		37,050	2,289,221	529,422
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		10,460	646,296	89,542
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		18,000	1,112,172	(681)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	1.00	0.61		1,880	33,012	(1,718)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.70		47,600	730,434	115,283
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.70		38,000	583,120	83,110
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.70		40,620	623,324	80,653
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.70		33,820	518,976	(17,444)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.70		58,600	899,232	(30,225)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	1.00	0.61		5,640	99,036	(3,144)

					$3,316,061	$307,132

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$1,390	9/25/23	2.87%	3 Month LIBOR	$(143,996)
Morgan Stanley & Co. LLC/(CME)	2,330	10/09/23	2.78	3 Month LIBOR	(222,524)
Morgan Stanley & Co. LLC/(CME)	4,520	2/20/24	2.82	3 Month LIBOR	(467,113)
Morgan Stanley & Co. LLC/(CME)	3,580	4/29/24	2.77	3 Month LIBOR	(338,755)
Morgan Stanley & Co. LLC/(CME)	4,230	8/13/24	2.58	3 Month LIBOR	(349,956)
Morgan Stanley & Co. LLC/(CME)	1,700	8/27/24	2.55	3 Month LIBOR	(134,743)

					$(1,657,087)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-LCDX.NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	1.23%		$8,827	$(434,607)	$(200,010)	$(234,597)
Barclays Bank PLC:
Deutsche Bank Aktiengesellschaft, 5.125% 8/31/17, 3/20/20*	(1.00)	0.71	EUR	6,250	(113,673)	(81,154)	(32,519)
Tyson Foods, Inc., 4.500% 6/15/22, 3/20/20*	(1.00)	0.67		$940	(16,472)	(12,368)	(4,104)
Citibank, NA:
General Mills, Inc., 5.700% 2/15/17, 12/20/19*	(1.00)	0.51		940	(25,191)	(26,497)	1,306
iTraxx Japan Series 22, 5 Year Index, 12/20/19*	(1.00)	0.65	JPY	880,000	(135,041)	(113,543)	(21,498)
iTraxx Japan Series 22, 5 Year Index, 12/20/19*	(1.00)	0.65		3,000,000	(460,368)	(387,079)	(73,289)
The Procter & Gamble Co., 1.600% 11/15/18, 9/20/19*	(1.00)	0.13		$940	(38,448)	(31,070)	(7,378)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Walt Disney Co., 2.550% 2/15/22, 3/20/20*	(1.00)%	0.15%		$940	$(41,662)	$(39,431)	$(2,231)
United Mexican States, 5.950% 3/19/19, 12/20/19*	(1.00)	1.11		16,150	30,065	(82,034)	112,099
Weatherford International Ltd., 4.500% 4/15/22, 12/20/19*	(1.00)	4.98		940	150,026	24,412	125,614
Credit Suisse International:
BellSouth Corp., 6.550% 6/15/34, 9/20/19*	(1.00)	0.53		7,520	(184,928)	(170,915)	(14,013)
Black & Decker Corp., 5.750% 11/15/16, 6/20/16*	(1.00)	0.04		500	(8,541)	(5,626)	(2,915)
Deere & Co., 4.375% 10/16/19, 9/20/19*	(1.00)	0.36		940	(30,467)	(30,416)	(51)
Hershey Co., 6.950% 8/15/12, 6/20/16*	(1.00)	0.11		500	(8,081)	(4,699)	(3,382)
Deutsche Bank AG:
21st Century Fox America, Inc., 7.250% 5/18/18, 9/20/19*	(1.00)	0.24		940	(35,740)	(23,952)	(11,788)
Dominion Resources, Inc., 6.400% 6/15/18, 9/20/19*	(1.00)	0.29		940	(33,546)	(28,243)	(5,303)
iTraxx Australia Series 22, 5 Year Index, 12/20/19*	(1.00)	0.97		58,600	(300,395)	(107,906)	(192,489)
iTraxx Australia Series 22, 5 Year Index, 12/20/19*	(1.00)	0.97		38,000	(194,795)	45,693	(240,488)
Lloyds Bank PLC, 3.375% 4/20/15, 9/20/19*	(1.00)	0.45	EUR	712	(21,099)	(17,843)	(3,256)
Lloyds Bank PLC, 3.375% 4/20/15, 9/20/19*	(1.00)	0.45		5,358	(158,815)	(147,231)	(11,584)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International:
IBM Corp., 5.700% 9/14/17, 9/20/19*	(1.00)%	0.47%	$940	$(25,497)	$(25,259)	$(238)
McKesson Corp., 7.650% 3/1/27, 12/20/19*	(1.00)	0.21	940	(39,092)	(34,857)	(4,235)
Motorola Solutions, Inc., 6.000% 11/15/17, 9/20/19*	(1.00)	0.67	940	(16,452)	(451)	(16,001)
United Mexican States, 5.950% 3/19/19, 12/20/19*	(1.00)	1.11	47,600	208,934	(276,353)	485,287
JPMorgan Chase Bank, NA:
Avnet, Inc., 4.875% 12/1/22, 9/20/19*	(1.00)	0.71	940	(14,627)	(2,094)	(12,533)
E. I. du Pont de Nemours and Co., 5.250% 12/15/16, 9/20/19*	(1.00)	0.41	940	(25,701)	(21,753)	(3,948)
Ford Motor Credit Co., LLC, 5.000% 5/15/18, 9/20/19*	(5.00)	0.78	940	(194,777)	(176,891)	(17,886)
Viacom Inc., 6.875% 4/30/36, 9/20/19*	(1.00)	0.51	940	(23,863)	(23,495)	(368)
Wal-Mart Stores, Inc., 5.875% 4/5/27, 9/20/19*	(1.00)	0.10	940	(42,230)	(35,714)	(6,516)
Weyerhaeuser Co., 7.125% 7/15/23, 3/20/20*	(1.00)	0.41	940	(28,967)	(25,498)	(3,469)
Morgan Stanley Capital Services LLC:
Caterpillar Inc., 1.500% 6/26/17, 9/20/19*	(1.00)	0.51	940	(23,607)	(23,594)	(13)
CBS Corp., 4.625% 5/15/18, 12/20/19*	(1.00)	0.50	940	(25,678)	(17,125)	(8,553)
Coca-Cola Co., 5.750% 3/15/11, 6/20/16*	(1.00)	0.06	500	(8,409)	(5,552)	(2,857)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group Ltd., 5.000% 7/29/19, 3/20/20*	(1.00)%	0.58%	EUR	6,770	$(170,433)	$(179,657)	$9,224
Republic of Indonesia, 6.875% 3/9/17, 12/20/19*	(1.00)	1.49		$20,010	404,843	450,435	(45,592)
Republic of Korea, 7.125% 4/16/19, 12/20/19*	(1.00)	0.60		21,100	(470,697)	(411,433)	(59,264)
Target Corp., 5.375% 5/1/17, 6/20/16*	(1.00)	0.06		500	(8,476)	(4,348)	(4,128)
Sale Contracts
Bank of America, NA:
Anadarko Petroleum Corp., 6.950% 6/15/19, 9/20/19*	1.00	0.95		940	2,375	26,036	(23,661)
Cardinal Health, Inc., 1.900% 6/15/17, 9/20/19*	1.00	0.20		940	35,411	24,109	11,302
Directv Holdings LLC / Directv, 5.000% 3/1/21, 9/20/19*	1.00	0.41		940	25,598	19,152	6,446
Expedia, Inc., 7.456% 8/15/18, 9/20/19*	1.00	0.76		940	10,165	(8,117)	18,282
Simon Property Group LP, 4.375% 3/1/21, 3/20/20*	1.00	0.39		940	29,928	27,400	2,528
Barclays Bank PLC:
United Mexican States, 5.950% 3/19/19, 12/20/19*	1.00	1.11		18,350	(34,159)	(93,103)	58,944
Citibank, NA:
CDX-CMBX.NA.BBB 3.00%, 1/17/47*	3.00	3.33		7,885	(183,722)	(242,914)	59,192
Darden Restaurants, Inc., 6.450% 10/15/17, 12/20/19*	1.00	1.23		940	(10,563)	(21,002)	10,439

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp., 6.250% 12/15/17, 12/20/19*	1.00%	0.97%	$940	$1,567	$0	$1,567
Staples, Inc., 2.750% 1/12/18, 3/20/20*	1.00	1.77	940	(33,850)	(28,636)	(5,214)
Credit Suisse International:
AT&T, Inc., 1.600% 2/15/17, 9/20/19*	1.00	0.66	7,520	118,434	198,392	(79,958)
CDX-CMBX.NA.BBB 3.00%, 1/17/47*	3.00	3.33	9,580	(223,217)	(132,693)	(90,524)
CDX-CMBX.NA.BBB 3.00%, 1/17/47*	3.00	3.33	11,030	(256,083)	(16,310)	(239,773)
Deutsche Bank AG:
Marriott International, Inc., 3.000% 3/1/19, 9/20/19*	1.00	0.36	940	28,318	24,785	3,533
Goldman Sachs International:
Southwest Airlines Co., 5.125% 3/1/17, 12/20/19*	1.00	0.52	940	22,226	26,578	(4,352)
Morgan Stanley Capital Services LLC:
CDX-CMBX.NA.BBB 3.00%, 1/17/47*	3.00	3.33	1,335	(30,995)	(41,128)	10,133
Transocean, Inc., 7.375% 4/15/18, 3/20/20*	1.00	7.94	940	(247,074)	(214,949)	(32,125)
Valero Energy Corp., 8.750% 6/15/30, 3/20/20*	1.00	1.17	940	(6,577)	(18,028)	11,451

				$(3,318,725)	$(2,723,979)	$(594,746)

*	Termination date.

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	377,500	8/01/16	0.51%	6 Month LIBOR	$(23,037)
Citibank, NA	BRL	118,800	1/02/17	BRL CDI	13.03%	427,985
Citibank, NA		62,600	1/02/21	12.44%	BRL CDI	(371,643)
JPMorgan Chase Bank, NA		$650	4/20/20	3.74%	3 Month LIBOR	(84,806)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$950	4/26/20	3.77%	3 Month LIBOR	$(125,319)

					$(176,820)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	—	EUR	3,211	12/18/20	$(233,980)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	—		3,376	12/15/17	237,371

						$3,391

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Euro Stoxx 50 Price EUR Index 2/20/15*	26.90	EUR	1,009	$(54,100)	$—	$(54,100)
Euro Stoxx 50 Price EUR Index 2/20/15*	28.20		1,058	(448,506)	—	(448,506)
S&P 500 Index 2/20/15*	21.40		$535	(121,236)	—	(121,236)
Sale Contracts
Euro Stoxx 50 Price EUR Index 2/20/15*	27.65	EUR	1,066	118,082	—	118,082
Euro Stoxx 50 Price EUR Index 2/20/15*	28.90		1,111	507,886	—	507,886
S&P 500 Index 2/20/15*	22.20		$576	160,921	—	160,921

				$163,047	$—	$163,047

*	Termination date.
**	Principal amount less than 500.
^	Less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $52,138,902 or 13.9% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for exchange-traded derivatives.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(f)	Non-income producing security.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2015.
(h)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.47% of net assets as of January 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
15.95%, 6/04/21	6/04/11	$758,196	$762,731	0.20%
Golden Energy Offshore Services AS
8.90%, 5/28/17	10/31/14	1,146,678	958,287	0.26%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/17	3,301	0	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	477,436	32,160	0.01%

(i)	One contract relates to 100 shares.
(j)	Fair valued by the Adviser.
(k)	Illiquid security.
(l)	Variable rate coupon, rate shown as of January 31, 2015.
(m)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,902,999 and gross unrealized depreciation of investments was $(8,650,767), resulting in net unrealized appreciation of $2,252,232.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
USD	-	United States Dollar

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-LCDX.NA	-	North American Loan Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate

GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

January 31, 2015 (unaudited)

49.4%	United States
12.6%	Brazil
6.2%	United Kingdom
2.5%	Germany
2.4%	Switzerland
2.3%	Mexico
1.8%	Portugal
1.3%	France
1.1%	Canada
0.4%	Belarus
0.3%	Luxembourg
0.3%	Norway
0.2%	Chile
1.4%	Other
17.8%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, China, Dominican Republic, Euro Zone, Hungary, Ireland, Italy, Malaysia, Netherland and Sweden.

AB Unconstrained Bond Fund

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$145,076,873		$	– 0	–	$145,076,873
Inflation-Linked Securities		– 0	–	39,073,274			– 0	–	39,073,274
Corporates - Non-Investment Grade		– 0	–	35,579,488			1,022,087		36,601,575
Corporates - Investment Grade		– 0	–	25,219,307			– 0	–	25,219,307
Collateralized Mortgage Obligations		– 0	–	– 0	–		19,982,987		19,982,987
Investment Companies		15,235,893		– 0	–		– 0	–	15,235,893
Commercial Mortgage-Backed Securities		– 0	–	2,386,644			3,681,973		6,068,617
Options Purchased - Calls		– 0	–	2,570,732			– 0	–	2,570,732
Whole Loan Trusts		– 0	–	– 0	–		1,713,783		1,713,783
Emerging Markets - Sovereigns		– 0	–	1,293,712			– 0	–	1,293,712
Emerging Markets - Treasuries		– 0	–	– 0	–		762,731		762,731
Governments - Sovereign Bonds		– 0	–	598,985			– 0	–	598,985
Options Purchased - Puts		– 0	–	575,038			– 0	–	575,038
Asset-Backed Securities		– 0	–	– 0	–		288,373	#	288,373
Quasi-Sovereigns		– 0	–	212,112			– 0	–	212,112
Bank Loans		– 0	–	– 0	–		196,095		196,095
Local Governments - Municipal Bonds		– 0	–	122,490			– 0	–	122,490
Emerging Markets - Corporate Bonds		– 0	–	32,160			– 0	–	32,160
Short-Term Investments:
Agency Discount Notes		– 0	–	35,299,087			– 0	–	35,299,087
Investment Companies		12,553,029		– 0	–		– 0	–	12,553,029
Corporates - Investment Grade		– 0	–	– 0	–		9,128,122		9,128,122
Governments - Treasuries		– 0	–	6,808,484			– 0	–	6,808,484
Time Deposits		– 0	–	415,864	#		– 0	–	415,864

Total Investments in Securities		27,788,922		295,264,250			36,776,151		359,829,323
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	927,347			– 0	–	927,347
Centrally Cleared Credit Default Swaps		– 0	–	1,058,307			– 0	–	1,058,307
Interest Rate Swaps		– 0	–	427,985			– 0	–	427,985
Futures		11,897		469,901			– 0	–	481,798
Forward Currency Exchange Contracts		– 0	–	8,078,501			– 0	–	8,078,501
Total Return Swaps		– 0	–	237,371			– 0	–	237,371
Variance Swaps		– 0	–	786,889			– 0	–	786,889
Liabilities
Credit Default Swaps		– 0	–	(1,522,093)			– 0	–	(1,522,093)
Centrally Cleared Credit Default Swaps		– 0	–	(751,175)			– 0	–	(751,175)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,657,087)			– 0	–	(1,657,087)
Interest Rate Swaps		– 0	–	(604,805)			– 0	–	(604,805)
Futures		(257,774)		– 0	–		– 0	–	(257,774)
Forward Currency Exchange Contracts		– 0	–	(3,769,004)			– 0	–	(3,769,004)
Total Return Swaps		– 0	–	(233,980)			– 0	–	(233,980)
Variance Swaps		– 0	–	(623,842)			– 0	–	(623,842)
Put Options Written		– 0	–	(2,037,248)			– 0	–	(2,037,248)
Call Options Written		– 0	–	(1,280,673)			– 0	–	(1,280,673)
Currency Options Written		– 0	–	(193,924)			– 0	–	(193,924)
Interest Rate Swaptions Written		– 0	–	(482,704)			– 0	–	(482,704)

Total^		$27,543,045		$294,094,016			$36,776,151		$358,413,212

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	The Fund held securities with zero market value at period end.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grade		Collateralized Mortgage Obligations		Commercial Mortgage- Backed Securities		Whole Loan Trusts
Balance as of 10/31/14	$1,223,310		$19,971,463		$3,661,581		$1,368,212
Accrued discounts/ (premiums)	1,110		32,523		(69)		1,821
Realized gain (loss)	– 0	–	(80,636)		– 0	–	3,992
Change in unrealized appreciation/ depreciation	(202,333)		61,991		20,461		(168,048)
Purchases	– 0	–	1,850,000		– 0	–	529,912
Sales/Paydowns	– 0	–	(1,852,354)		– 0	–	(22,106)
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/15	$1,022,087		$19,982,987		$3,681,973		$1,713,783

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(202,333)		$50,947		$20,461		$(168,048)

	Emerging Markets - Treasuries		Asset-Backed Securities^		Bank Loans		Corporates - Investment Grade
Balance as of 10/31/14	$762,874		$298,483		$294,330		$ – 0	–
Accrued discounts/ (premiums)	(2,082)		2,316		25		– 0	–
Realized gain (loss)	– 0	–	2,653		192		– 0	–
Change in unrealized appreciation/ depreciation	1,939		(5,963)		1,260		878,122
Purchases	– 0	–	– 0	–	– 0	–	8,250,000
Sales/Paydowns	– 0	–	(9,116)		(99,712)		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/15	$762,731		$288,373		$196,095		$9,128,122

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$1,939		$(5,963)		$1,260		$878,122

	Emerging Markets - Sovereigns			Total
Balance as of 10/31/14		$17,757,640		$45,337,893
Accrued discounts/ (premiums)		38,929		74,573
Realized gain (loss)		– 0	–	(73,799)
Change in unrealized appreciation/ depreciation		(196,569)		390,860
Purchases		– 0	–	10,629,912
Sales/Paydowns		(17,600,000)		(19,583,288)
Transfers into Level 3		– 0	–	– 0 –
Transfers out of Level 3		– 0	–	– 0 –

Balance as of 1/31/15	$	– 0	–	$36,776,151

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$	– 0	–	$576,385

^	The Fund held securities with zero market value during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2015. Securities priced by third party vendors are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable	Range/
	1/31/2015	Technique	Input	Weighted Average
Whole Loan Trusts.	$1,183,942	Projected Cashflow	Level Yield	12.64%/N/A
	$529,841	Market Approach	Underlying NAV of the Collateral	$99.99/N/A
Asset-Backed Securities.	$0	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 20, 2015